Employee Benefit Plans (Benefit Cost Components) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	$ 49	$ 35
Defined Benefit Plan, Interest Cost	99	79
Defined Benefit Plan, Expected Return on Plan Assets	(129)	(97)
Defined Benefit Plan, Amortization of Gains (Losses)	38	42
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	(1)
Current year amortization of regulatory asset liabilities	17	9
Settlement, curtailment	(1)	0
Net Periodic Benefit Cost, Total	73	67
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	5	4
Defined Benefit Plan, Interest Cost	14	9
Defined Benefit Plan, Expected Return on Plan Assets	(3)	(1)
Defined Benefit Plan, Amortization of Gains (Losses)	2	2
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(8)	(8)
Current year amortization of regulatory asset liabilities	(1)	0
Settlement, curtailment	0	0
Net Periodic Benefit Cost, Total	$ 9	$ 6